COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	$ 4,484	$ 4,716
Depreciation expense	2,102	2,208
Royalty expense	474	464
Community relations	29	29
Cost of sales	7,089	7,417
Inventory reduction amount	22	29
Employee benefits expense	1,396	1,520
Gold [Member]
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	4,218	4,421
Depreciation expense	1,889	1,975
Royalty expense	371	410
Community relations	26	26
Cost of sales	6,504	6,832
Copper [Member]
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	266	292
Depreciation expense	197	208
Royalty expense	103	54
Community relations	3	2
Cost of sales	569	556
Other
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	0	3
Depreciation expense	16	25
Royalty expense	0	0
Community relations	0	1
Cost of sales	$ 16	$ 29